2012 Stock Option Plan (Details 1)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.00%	0.00%
Risk-free interest rates	2.80%	2.80%
Expected volatility	72.68%	72.68%
Expected term (in years)	10 years	10 years